Operations (Tables)	3 Months Ended
Mar. 31, 2024
Operations
Schedule of summary of the contractual

	March 31, 2024	December 31, 2023	March 31, 2023

Municipalities that have already signed contracts:	351	351	351
Balance – intangible and contract assets	49,485,788	48,759,219	45,931,674
Percentage of intangible and contract assets	95.10%	95.12%	94.79%
Revenue from sanitation services (excluding construction revenue)	5,384,173	20,510,427	4,678,421
Percentage of revenue from sanitation services (excluding construction revenue)	95.11%	95.35%	95.30%

Other Municipalities - Olímpia:	1	1	-
Balance – intangible and contract assets	146,715	147,589	-
Percentage of intangible and contract assets	0.28%	0.29%	-
Revenue from sanitation services (excluding construction revenue)	8,525	3,477	-
Percentage of revenue from sanitation services (excluding construction revenue)	0.15%	0.02%	-

Municipalities with expired contracts:	1	1	1
Balance – intangible and contract assets	11,429	11,309	11,443
Percentage of intangible and contract assets	0.02%	0.02%	0.02%
Revenue from sanitation services (excluding construction revenue)	4,361	17,559	3,822
Percentage of revenue from sanitation services (excluding construction revenue)	0.08%	0.08%	0.08%

Municipalities with concession agreements due by 2030:	23	23	23
Balance – intangible and contract assets	1,045,481	1,051,209	1,064,090
Percentage of intangible and contract assets	2.02%	2.05%	2.20%
Revenue from sanitation services (excluding construction revenue)	223,943	833,418	189,704
Percentage of revenue from sanitation services (excluding construction revenue)	3.96%	3.87%	3.86%
Municipality of São Paulo:
Percentage of intangible and contract assets	43.08%	43.40%	43.21%
Percentage of revenue from sanitation services (excluding construction revenue)	43.49%	44.95%	44.53%